Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Revenue	$ 24,136,297	$ 19,014,149	$ 82,976,746	$ 66,247,507	$ 88,095,418	$ 63,414,783
Cost of revenue	19,616,098	16,038,425	68,525,866	55,959,959	74,789,378	52,998,928
Gross profit	4,520,199	2,975,724	14,450,880	10,287,548	13,306,040	10,415,855
Operating expenses:
Sales and marketing expenses	948,302	1,325,024	3,355,830	3,781,183	5,503,630	3,561,731
General and administrative expenses	7,033,958	2,546,379	16,234,767	5,618,260	8,791,081	3,210,722
Total Operating Expenses	7,982,260	3,871,403	19,590,597	9,399,443	14,294,711	6,772,453
(Loss)income from operations	(3,462,061)	(895,679)	(5,139,717)	888,105	(988,671)	3,643,402
Other income(expense):
Interest income, net	391	1,016	77,202	2,083	5,078	882
Exchange gain, net	660,760	68,420	183,178	136,902	58,143	(87,921)
Other (expense)income, net	(67,953)	(5,559)	(108,440)	49,382	122,394	67,266
Total Other income, net	593,198	63,877	151,940	188,367	185,615	(19,773)
(Loss) income before income taxes	(2,868,863)	(831,802)	(4,987,777)	1,076,472	(803,056)	3,623,629
Income taxes - current	(237,992)	(158,755)	(1,069,999)	(788,348)	(1,071,097)	(685,823)
Net (loss)income	(3,106,855)	(990,557)	(6,057,776)	288,124	(1,874,153)	2,937,806
Other comprehensive loss
Foreign currency translation adjustments	(157,704)	(71,687)	(15,274)	(80,765)	(117,085)	(9,701)
Comprehensive (loss)income	$ (3,264,559)	$ (1,062,244)	$ (6,073,050)	$ 207,359	$ (1,991,238)	$ 2,928,105
Net (loss)income per share
Basic and diluted (in Dollars per share)	$ (0.06)	$ (0.02)	$ (0.12)	$ 0.01	$ (0.04)	$ 0.06
Weighted average shares outstanding:
Basic and diluted (in Shares)	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000